United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7129

                      (Investment Company Act File Number)


                     Federated Managed Allocation Portfolios

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments







FEDERATED CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Shares or
       Principal
         Amount                                                                                                 Value

                          MUTUAL FUNDS--98.9%(1)
       3,108,109          Capital Appreciation Core Fund                                               $     36,297,179
         65,936           Emerging Markets Fixed Income Core Fund                                             1,161,747
       1,219,727          Federated Intermediate Corporate Bond Fund, Class IS Shares                        12,416,820
        214,227           Federated International Bond Fund, Class A Shares                                   2,482,891
        544,518           Federated International Capital Appreciation Fund, Class A Shares                   5,564,976
       1,510,180          Federated Mortgage Core Portfolio                                                  15,237,718
        416,071           Federated U.S. Government Bond Fund                                                 5,059,418
        757,703           Federated U.S. Government Securities Fund 2-5, Class IS Shares                      8,455,966
        521,816           High Yield Bond Portfolio                                                           3,584,879
                              TOTAL MUTUAL FUNDS (IDENTIFIED COST $84,822,798)                               90,261,594

                          REPURCHASE AGREEMENT--1.7%
 $     1,535,000          Interest in 1,500,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                          Government Agency security with a maturity of 7/1/2035 for
                          1,500,150,417 on 9/1/2005.  The market value of the underlying security at the end of the period was 1,530,000,000  (AT AMORTIZED
                          COST)                                                                               1,535,000
                              TOTAL INVESTMENTS - 100.6%
                          -----------------------------------------------------------------------
                              (IDENTIFIED COST $86,357,798)(2)                                               91,796,594
                              OTHER ASSETS AND LIABILITIES - NET - (0.6)%                                     (551,591)
                              TOTAL NET ASSETS - 100%                                                  $     91,245,003

================================================================================
        1  Affiliated companies.
        2 At August 31, 2005, the cost of investments for federal tax purposes was $86,365,803. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $5,430,791. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,951,877 and net unrealized depreciation from investments for those securities having an excess of cost over value of $521,086.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securies. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund                                                   Investment Objective



Federated Intermediate Corporate Bond Fund,           To provide current income.
IS Shares
(Intermediate Corporate Bond)

Federated International Bond Fund,                    To provide total return.
Class A Shares
(International Bond)

Federated International Capital Appreciation Fund,    To provide long-term
Class A Shares                                        growth of capital.
(International Capital Appreciation)

Federated Mortgage Core Portfolio (MBCORE)            To provide total return.

Federated U.S. Government Securities Fund 2-5 Years,  To provide current
IS Shares (Gov 2-5)                                   income.

Federated U.S. Government Bond Fund                   To provide total return.
(Government Bond)

High Yield Bond Portfolio (HYCORE)                    To provide high current
                                                      income.



Income distributions from Intermediate Corporate Bond, MBCORE, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund                                                       Investment Objective

Capital Appreciation Core Fund (Capital Core)              To provide capital
                                                           appreciation.

Emerging Markets Fixed Income Core Fund (EMCORE)           To provide high
                                                           current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.




FEDERATED GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Shares or
        Principal
         Amount                                                                                                 Value

                          COMMON STOCK--0.0%
          1,847      (1)  Tidel Technologies, Inc. (IDENTIFIED COST $850)                              $         591

                          MUTUAL FUNDS--95.8%(2)
        4,798,037         Capital Appreciation Core Fund                                                     56,032,535
          9,061           Emerging Markets Fixed Income Core Fund                                              159,655
         180,969          Federated Intermediate Corporate Bond Fund, Class IS Shares                         1,842,264
         29,357           Federated International Bond Fund, Class A Shares                                    340,246
         820,022          Federated International Capital Appreciation Fund, Class A Shares                   8,380,622
         207,133          Federated Mortgage Core Portfolio                                                   2,089,968
         56,796           Federated U.S. Government Bond Fund                                                  690,633
         104,171          Federated U.S. Government Securities Fund 2-5 Years, Class IS Shares                1,162,552
         71,559           High Yield Bond Portfolio                                                            491,613
                               TOTAL MUTUAL FUNDS (IDENTIFIED COST $63,874,384)                              71,190,088

                          REPURCHASE AGREEMENT--4.9%
  $     3,657,000         Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                          Government Agency security with a maturity of 7/1/2035 for
                          $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of the period was $1,530,000,000. (AT AMORTIZIED
                          COST)                                                                               3,657,000
                               TOTAL INVESTMENTS--100.7%
                               (IDENTIFIED COST $67,532,234)(3)                                              74,847,679
                               OTHER ASSETS AND LIABILITIES--NET--(0.7)%                                        (514,957)
                               TOTAL NET ASSETS--100%                                                   $     74,332,722

================================================================================

        1  Non-income producing security.
        2  Affiliated companies.
        3 At August 31, 2005, the cost of investments for federal tax purposes was $67,533,221. The net unrealized appreciation of investments for federal tax purpose was $7,314,458. This consists of net unrealized from investment for those securities having an excess of value over cost of $7,350,658 and net unrealized depreciation from investments for those securities having an excess of cost over value $36,200.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currenlty offered to insitutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.


Fund                                                        Investment Objective

Federated Intermediate Corporate Bond Fund,                 To provide current
IS Shares (Intermediate Corporate Bond)                     income.

Federated International Bond Fund, Class A Shares           To provide total
Class A Shares (International Bond)                         return.

Federated International Capital Appreciation Fund,          To provide long-term
Class A Shares                                              growth of capital.
(International Capital Appreciation)

Federated Mortgage Core Portfolio (Mortgage Core)           To provide total
                                                            return.

Federated U.S. Government Securities Fund 2-5 Years,        To provide current
IS Shares (Gov 2-5)                                         income.

Federated U.S. Government Bond Fund (Government Bond)       To provide total
                                                            return.

High Yield Bond Fund Portfolio (HYCORE)                     To provide high
                                                            current income.



Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

    Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios ("Portfolios") of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.


Fund                                                        Investment Objective

Capital Appreciation Core Fund                              To provide capital
(Capital Core)                                              appreciation.
Emerging Markets Fixed Income Core Fund                     To provide high
(EMCORE)                                                    current income.


The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. The financial statements of Capital Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invests a significant portion of its assets. The financial statements of Capital Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Capital Core is discussed in the notes to its financial statements.






FEDERATED MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

     Shares or
     Principal
     Amount                                                                                                  Value

                        COMMON STOCKS--0.0%
       1,631     (1)    Tidel Technologies, Inc.  (IDENTIFIED COST $750)                             $         522

                        MUTUAL FUNDS--96.7%(2)
     6,258,542          Capital Appreciation Core Fund                                                     73,088,634
      53,524            Emerging Markets Fixed Income Core Fund                                              943,054
      971,733           Federated Intermediate Corporate Bond Fund, Class IS Shares                         9,892,243
      173,984           Federated International Bond Fund, Class A Shares                                   2,016,470
     1,099,224          Federated International Capital Appreciation Fund, Class A Shares                  11,234,074
     1,226,233          Federated Mortgage Core Portfolio                                                  12,372,687
      336,646           Federated U.S. Government Bond Fund                                                 4,093,618
      616,437           Federated U.S. Government Securities Fund 2-5, Class IS Shares                      6,879,438
      423,580           High Yield Bond Portfolio                                                           2,909,992
                            TOTAL MUTUAL FUNDS
                        -----------------------------------------------------------------------
                            (IDENTIFIED COST $112,754,069)                                                 123,430,210

                        REPURCHASE AGREEMENT--3.8%
  $  4,821,000          Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                        8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                        Government Agency security with a maturity of 7/1/2035 for
                        $1,500,150,417 on 9/1/2005.  The market value of the underlying security at the end of the period was $1,530,000,000.  (AT AMORTIZED
                        COST)                                                                               4,821,000
                            TOTAL INVESTMENTS - 100.5%
                        -----------------------------------------------------------------------
                            (IDENTIFIED COST $117,575,819)(3)                                              128,251,732
                            OTHER ASSETS AND LIABILITIES - NET - (0.5)%                                     (573,043)
                            TOTAL NET ASSETS - 100%                                                  $     127,678,689

================================================================================
        1  Non-income producing security.
        2  Affiliated companies.
        3 At August 31, 2005, the cost of investments for federal tax purposes was $117,582,194. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $10,669,538. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,031,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $361,492.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securies. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania (FEMCOPA) or its affiliates.

Fund                                                  Investment Objective


Federated Intermediate Corporate Bond Fund,           To provide current income.
IS Shares(Intermediate Corporate Bond)

Federated International Bond Fund,                    To provide total return.
Class A Shares (International Bond)

Federated International Capital Appreciation Fund,    To provide long-term
Class A Shares (International Capital Appreciation)   growth of capital.


Federated Mortgage Core Portfolio (MBCORE)            To provide total return.

Federated U.S. Government Securities Fund 2-5 Years,  To provide current
IS Shares (Gov 2-5)                                   income.
Shares (Gov 2-5)

Federated U.S. Government Bond Fund                   To provide total return.
(Government Bond)

High Yield Bond Portfolio (HYCORE)                    To provide high current
(HYCORE)                                              income.


Income distributions from Intermediate Corporate Bond, MBCORE, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to an Exemptive Order issued by the SEC, the Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:


Fund                                            Investment Objective



Capital Appreciation Core Fund                  To provide capital appreciation.
(Capital Core)

Emerging Markets Fixed Income Core Fund
(EMCORE)                                        To provide high current income.


The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.








Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Managed Allocation Portfolios

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005